Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities of continuing operations:
Net loss	$ (3,456,445)	$ (2,315,575)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	130,830	217,515
Amortization of debt discount	1,621,313	441,986
Common stock issued in exchange for fees and services	76,822	155,130
Stock based compensation	48,142	0
Changes in operating assets and liabilities:
Accounts receivable	201,832	(137,717)
Inventory	(4,172)	20,859
Prepaid expenses and other current assets	(46,245)	42,911
Other assets	(118,594)
Accounts payable	(70,542)	(348,794)
Accrued liabilities	39,250	261,402
Advanced payments and deferred revenues	(8,273)	(272,315)
Income taxes payable and other noncurrent liabilities	(3,091)	1,742
Related party payables		(1,225)
Net cash used in operating activities	(1,600,696)	(988,573)
Cash flows from investing activities:
Purchase of fixed assets	(25,825)	(2,391)
Net cash used in investing activities	(25,825)	(2,391)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs	0	950,000
Net proceeds from issuance of convertible notes	1,444,000	666,500
Repayments of convertible notes	(35,968)	(157,141)
Repayments of loans payable	(31,510)	(25,921)
Net cash provided by financing activities	1,376,522	1,433,438
Effect of exchange rates on cash and cash equivalents	(8,834)	19,176
Net increase (decrease) in cash and cash equivalents	(258,833)	461,650
Cash and cash equivalents at beginning of period	6,530,161	120,300
Cash and cash equivalents at end of period	6,271,328	581,950
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 11,796	$ 74,299